GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 686,400
Net income (loss)	(442,806)	$ 25,385
Non-cash stock compensation expense	193,750
Accumulated deficit	$ (422,512)	$ 20,294